Issued share capital, share premium account and share options - Share price (Details) Options in Millions	12 Months Ended
	Mar. 31, 2024 Options € / shares	Mar. 31, 2023 Options € / shares	Mar. 31, 2022 Options € / shares
Disclosure of classes of share capital [line items]
Closing share price	€ 21.06	€ 14.95	€ 13.59
Number of options exercisable | Options	0.2	1.7	4.3
Number of options exercised | Options	1.4	4.1	6.5
Minimum
Disclosure of classes of share capital [line items]
Share price during period	€ 13.96	€ 10.09	€ 11.83
Maximum
Disclosure of classes of share capital [line items]
Share price during period	21.49	15.76	18.45
Average
Disclosure of classes of share capital [line items]
Share price during period	€ 17.09	€ 13.20	€ 16.08